INVESTMENTS - Change of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 26,956,264	R$ 26,479,458	R$ 26,906,829
Sale of participations			(599,002)
Capital payment	68,169	343,643	(598,037)
Write-off	(2,941)
Other Comprehensive Results	(176,692)	(87,419)	(332,127)
AFAC capitalization	207,715	451,205	720,133
Adjustment of previous years		(661,517)
Gain/Losses of Capital			(18,043)
Investees adjustments	136,710		374,341
Dividends and Interest on own capital	(1,362,493)	(1,143,084)	(1,334,178)
Equity profit (loss)	1,342,526	1,245,626	1,101,151
SPEs Transfer			1,896,902
Held for sale			(1,888,034)
Provision for loss	(173,013)	328,353	249,524
Balance at the end of the period	26,996,243	26,956,264	26,479,458
Provision for losses on investments	1,611,875	1,445,890
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	2,681,493
Write-off	(2,941)
Other Comprehensive Results	(116,331)
AFAC capitalization	63,315
Investees adjustments	133,951
Dividends and Interest on own capital	(416,536)
Equity profit (loss)	526,280
Provision for loss	(24,645)
Balance at the end of the period	2,844,586	2,681,493
CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,681,099	4,024,671	3,485,985
Other Comprehensive Results	(92,138)	(15,133)	26,370
Adjustment of previous years		(363,685)
Investees adjustments			395,857
Dividends and Interest on own capital	(412,819)	(358,579)	(745,791)
Equity profit (loss)	1,138,140	393,825	862,250
Balance at the end of the period	4,314,282	3,681,099	4,024,671
Lajeado Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period	67,230	79,923	64,103
Other Comprehensive Results	13	(67)
Adjustment of previous years		4,838
Dividends and Interest on own capital	(73,496)	(78,566)	(23,886)
Equity profit (loss)	96,593	61,102	39,705
Balance at the end of the period	90,340	67,230	79,923
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period	63,047	52,804	49,153
Other Comprehensive Results	4	(18)
Dividends and Interest on own capital	(19,139)	(17,232)	(15,237)
Equity profit (loss)	24,044	27,493	18,889
Balance at the end of the period	67,956	63,047	52,804
Paulista Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period	29,967	30,241	30,436
Dividends and Interest on own capital		(7,259)	(9,873)
Equity profit (loss)	8,089	6,985	9,679
Balance at the end of the period	38,056	29,967	30,241
EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	233,604	218,301	224,668
Dividends and Interest on own capital	(48,248)	(41,939)	(50,077)
Equity profit (loss)	59,088	57,242	43,710
Balance at the end of the period	244,444	233,604	218,301
Norte Energia (Belo Monte)
CHANGES IN INVESTMENTS
Balance at the beginning of the period	7,030,651	6,595,928	5,574,123
Capital payment			328,112
AFAC capitalization			140,700
Equity profit (loss)	(430,025)	167,128	526,008
Provision for loss		267,595	26,985
Balance at the end of the period	6,600,626	7,030,651	6,595,928
Energia Sustentvel do Brasil S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	2,840,844	2,976,447	3,073,485
AFAC capitalization	144,400	337,200	535,200
Equity profit (loss)	(123,695)	(38,299)	(469,122)
Provision for loss	389,026	(434,504)	(163,116)
Balance at the end of the period	3,250,575	2,840,844	2,976,447
Provision for losses on investments	432,250	821,276
Belo Monte Transmissora de Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,574,228	1,303,752	990,331
Capital payment			24,500
Adjustment of previous years		(14,936)
Investees adjustments	32,482		(105,969)
Dividends and Interest on own capital	(17,124)	(2,613)	(8,548)
Equity profit (loss)	144,195	89,611	300,445
Provision for loss	(31,062)	198,414	102,993
Balance at the end of the period	1,702,719	1,574,228	1,303,752
Provision for losses on investments	111,374	80,312
Interligacao Eletrica do Madeira S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,567,055	1,491,339	1,271,759
Investees adjustments	(279)		(42,755)
Dividends and Interest on own capital	(5,717)
Equity profit (loss)	24,071	75,716	262,335
Provision for loss	(210,091)
Balance at the end of the period	1,375,039	1,567,055	1,491,339
Provision for losses on investments	210,091
Madeira Energia S.A. (MESA)
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,518,931	1,852,241	1,763,538
Capital payment			678,069
Equity profit (loss)	(622,438)	(409,816)	(750,729)
Provision for loss	9,796	76,506	161,363
Balance at the end of the period	906,289	1,518,931	1,852,241
Provision for losses on investments	66,372	76,168
Norte Brasil Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	920,276	1,082,843	1,046,172
Adjustment of previous years		(208,593)
Investees adjustments	(29,443)		(14,808)
Dividends and Interest on own capital	(87,579)	(22,211)	(12,967)
Equity profit (loss)	70,033	68,237	64,446
Provision for loss	(78,000)
Balance at the end of the period	795,287	920,276	1,082,843
Provision for losses on investments	78,000
Teles Pires Participaes
CHANGES IN INVESTMENTS
Balance at the beginning of the period	753,865	714,508	751,226
Capital payment	28,490	55,962	77,823
Equity profit (loss)	(35,535)	(29,937)	(114,542)
Provision for loss		13,332	1
Balance at the end of the period	746,820	753,865	714,508
Companhia Energtica Sinop
CHANGES IN INVESTMENTS
Balance at the beginning of the period	503,010	462,114	522,332
Capital payment		264,568	70,560
Equity profit (loss)	69,953	(39,738)	(130,778)
Provision for loss	(17,180)	(183,934)
Balance at the end of the period	555,783	503,010	462,114
Provision for losses on investments	218,280	201,100
Empresa de Energia Sao Manoel
CHANGES IN INVESTMENTS
Balance at the beginning of the period	528,412	351,065	299,983
Capital payment		19,333	26,000
Equity profit (loss)	(25,260)	(6,962)	(30,996)
Provision for loss	(68,773)	164,976	56,078
Balance at the end of the period	434,379	528,412	351,065
Provision for losses on investments	197,467	128,694
Mata de Santa Genebra
CHANGES IN INVESTMENTS
Balance at the beginning of the period	570,803	361,684	314,689
Capital payment	39,322	130,289	47,904
Dividends and Interest on own capital			3,250
Equity profit (loss)	48,665	(41,815)	(4,159)
Provision for loss	(124,623)	120,645
Balance at the end of the period	534,167	570,803	361,684
Provision for losses on investments	124,623
Chapecoense Geracao S.A
CHANGES IN INVESTMENTS
Balance at the beginning of the period	409,864	395,841	389,981
Dividends and Interest on own capital	(148,310)	(108,460)	(105,540)
Equity profit (loss)	112,186	122,483	111,400
Balance at the end of the period	373,740	409,864	395,841
Interligacao Eletrica Garanhuns S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	318,267	251,729	267,424
Investees adjustments			(34,911)
Dividends and Interest on own capital	(26,977)	(5,897)	(15,844)
Equity profit (loss)	36,913	36,484	16,873
Provision for loss	(3,329)	35,951	18,187
Balance at the end of the period	324,874	318,267	251,729
Provision for losses on investments	38,069	34,740
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	254,272	260,599	292,002
Dividends and Interest on own capital	(35,175)	(54,430)	(71,273)
Equity profit (loss)	46,614	48,103	39,870
Balance at the end of the period	265,711	254,272	260,599
TSLE - Transmissora Sul Litoranea de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	150,375	156,340	136,585
Capital payment			25,948
Dividends and Interest on own capital		195	(8,693)
Equity profit (loss)	21,258	(6,160)	2,500
Balance at the end of the period	171,632	150,375	156,340
STN - Sistema de Transmissao Nordeste S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	177,158	165,749	216,741
Investees adjustments			(50,646)
Dividends and Interest on own capital	(28,934)	(16,044)	(43,410)
Equity profit (loss)	69,637	27,453	43,064
Balance at the end of the period	217,861	177,158	165,749
Paranaiba Transmissora de Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period	153,725	140,919	172,745
AFAC capitalization			2,082
Dividends and Interest on own capital	(6,139)	(2,986)	(2,999)
Equity profit (loss)	25,848	15,792	(30,909)
Balance at the end of the period	173,434	153,725	140,919
Rouar
CHANGES IN INVESTMENTS
Balance at the beginning of the period	109,643	124,448	105,413
Other Comprehensive Results	31,760	5,029	18,062
Dividends and Interest on own capital	(18,622)	(21,060)
Equity profit (loss)	5,534	1,226	973
Balance at the end of the period	128,315	109,643	124,448
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	39,973	21,149	148,453
Adjustment of previous years		(73)
Investees adjustments			(10,575)
Equity profit (loss)	(343)	(4,963)	1,936
Provision for loss	(14,132)	23,860	(118,665)
Balance at the end of the period	25,498	39,973	21,149
Provision for losses on investments	108,937	94,805
MGE Transmissao
CHANGES IN INVESTMENTS
Balance at the beginning of the period	139,176	127,583	118,866
Equity profit (loss)		11,593	8,717
Balance at the end of the period		139,176	127,583
Renewable Transenergy
CHANGES IN INVESTMENTS
Balance at the beginning of the period	116,471
Investees adjustments	(1)
Dividends and Interest on own capital	(9,992)
Equity profit (loss)	9,917
Balance at the end of the period	116,395	116,471
Retiro Baixo Energetica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	144,796	134,277	124,386
Dividends and Interest on own capital	(3,858)	(3,277)	(3,081)
Equity profit (loss)	16,245	13,796	12,972
Balance at the end of the period	157,183	144,796	134,277
Brasnorte Transmissora de Energia S.A
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,574,228
Balance at the end of the period	1,702,719	1,574,228
Intesa - Integrao Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,567,055
Balance at the end of the period	1,375,039	1,567,055
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	204,859	188,574	172,892
Dividends and Interest on own capital	(2,358)	(5,072)
Equity profit (loss)	9,930	21,357	15,682
Balance at the end of the period	212,431	204,859	188,574
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	139,176
Equity profit (loss)	(2,028)
Balance at the end of the period	137,148	139,176
Transmissora Sul Brasileira de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	150,375
Balance at the end of the period	171,632	150,375
Transenergia Renovavel S.A. (Transenergia)
CHANGES IN INVESTMENTS
Balance at the beginning of the period	116,471	124,031	91,080
Dividends and Interest on own capital		(15,713)	(2,450)
Equity profit (loss)		8,153	(8,285)
Provision for loss			43,686
Balance at the end of the period	116,395	116,471	124,031
Paranaiba
CHANGES IN INVESTMENTS
Balance at the beginning of the period	153,725
Balance at the end of the period	173,434	153,725
Triangulo Mineiro Transmissora
CHANGES IN INVESTMENTS
Balance at the beginning of the period	112,865	91,698	106,418
Capital payment		1,406
Dividends and Interest on own capital	(1,470)
Equity profit (loss)	15,259	19,761	(14,720)
Balance at the end of the period	126,654	112,865	91,698
Vale do Sao Bartolomeu
CHANGES IN INVESTMENTS
Balance at the beginning of the period	60,305	51,173	57,396
Capital payment	357	4,926	4,290
Adjustment of previous years		(1)
Equity profit (loss)	3,357	4,207	(10,513)
Balance at the end of the period	64,019	60,305	51,173
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	553,463	2,647,487	5,044,464
Sale of participations			(599,002)
Capital payment			(1,881,243)
Other Comprehensive Results			(376,559)
AFAC capitalization			42,151
Gain/Losses of Capital			(18,043)
Investees adjustments			238,148
Dividends and Interest on own capital			(217,759)
Equity profit (loss)			284,450
SPEs Transfer			1,896,902
Held for sale			(1,888,034)
Provision for loss			122,012
Balance at the end of the period	749,315	553,463	2,647,487
Provision for losses on investments	2,531	8,795
Others | Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 2,681,493	2,647,487
Capital payment		(132,841)
Other Comprehensive Results		(77,231)
AFAC capitalization		114,005
Adjustment of previous years		(79,067)
Dividends and Interest on own capital		(381,941)
Equity profit (loss)		545,569
Provision for loss		45,512
Balance at the end of the period		R$ 2,681,493	R$ 2,647,487